Financial assets and liabilities	6 Months Ended
Jun. 30, 2025
Financial assets and liabilities
Financial assets and liabilities

10.     Financial assets and liabilities

At June 30, 2025, the Group’s net debt and available liquidity was as set out below:

		Maximum	Final
		amount	maturity	Facility			Available
Facility	Currency	drawable	date	type	Amount drawn		liquidity
		Local			Local
		currency			currency
		m			m	$'m	$'m
2.000% Senior Secured Green Notes	EUR	450	01-Sep-28	Bullet	450	527	—
3.250% Senior Secured Green Notes	USD	600	01-Sep-28	Bullet	600	600	—
6.000% Senior Secured Green Notes	USD	600	15-Jun-27	Bullet	600	600	—
3.000% Senior Green Notes	EUR	500	01-Sep-29	Bullet	500	586	—
4.000% Senior Green Notes	USD	1,050	01-Sep-29	Bullet	1,050	1,050	—
Senior Secured Term Loan	EUR	269	24-Sep-29	Bullet	269	316	—
Global Asset Based Loan Facility	USD	333	06-Aug-26	Revolving	—	—	333
Bradesco Facility	BRL	500	30-Sep-28	Bullet	—	—	91
Lease obligations	Various	—	Various	Amortizing	—	370	—
Other borrowings	Various	—	Rolling	Amortizing	—	36	—
Total borrowings						4,085	424
Deferred debt issue costs						(24)	—
Net borrowings						4,061	424
Cash, cash equivalents and restricted cash						(256)	256
Derivative financial instruments used to hedge foreign currency and interest rate risk						46	—
Net debt / available liquidity						3,851	680

The fair value of the Group’s total borrowings, excluding lease obligations at June 30, 2025, is $3,489 million (December 31, 2024: $3,215 million).

A number of the Group’s borrowing agreements contain certain covenants that restrict the Group’s flexibility in areas such as the incurrence of additional indebtedness (primarily maximum secured borrowings to Adjusted EBITDA and a minimum Adjusted EBITDA to interest expense), payment of dividends and incurrence of liens.

The Global Asset Based Loan Facility is subject to a fixed charge coverage ratio covenant if 90% or more of the facility is drawn. The facility also includes cash dominion, representations, warranties, events of default and other covenants that are of a nature customary for such facilities.

At December 31, 2024 the Group’s net debt and available liquidity was as follows:

		Maximum	Final
		amount	maturity	Facility			Available
Facility	Currency	drawable	date	type	Amount drawn		liquidity
		Local			Local
		currency			currency	$'m	$'m
		m			m
2.000% Senior Secured Green Notes	EUR	450	01-Sep-28	Bullet	450	468	—
3.250% Senior Secured Green Notes	USD	600	01-Sep-28	Bullet	600	600	—
6.000% Senior Secured Green Notes	USD	600	15-Jun-27	Bullet	600	600	—
3.000% Senior Green Notes	EUR	500	01-Sep-29	Bullet	500	519	—
4.000% Senior Green Notes	USD	1,050	01-Sep-29	Bullet	1,050	1,050	—
Senior Secured Term Loan	EUR	269	24-Sep-29	Bullet	269	280	—
Global Asset Based Loan Facility	USD	272	06-Aug-26	Revolving	—	—	272
Bradesco Facility	BRL	500	30-Sep-28	Bullet	—	—	81
Lease obligations	Various	—	Various	Amortizing	—	374	—
Other borrowings	Various	—	Rolling	Amortizing	—	42	—
Total borrowings						3,933	353
Deferred debt issue costs						(31)	—
Net borrowings						3,902	353
Cash, cash equivalents and restricted cash						(610)	610
Derivative financial instruments used to hedge foreign currency and interest rate risk						13	—
Net debt / available liquidity						3,305	963

The maturity profile of the Group’s net borrowings is as follows:

	At June 30,	At December 31,
	2025	2024
	$'m	$'m
Within one year or on demand	112	105
Between one and three years	757	755
Between three and five years	3,177	3,017
Greater than five years	39	56
Total borrowings	4,085	3,933
Deferred debt issue costs	(24)	(31)
Net borrowings	4,061	3,902

Earnout Shares and Private and Public Warrants

Please refer to note 12 for further details about the recognition and measurement of the Earnout Shares as well as the Private and Public Warrants.

Financing activity

The decrease in lease obligations from $374 million at December 31, 2024 to $370 million at June 30, 2025, primarily reflects $51 million of principal repayments, partly offset by $47 million of new lease liabilities and foreign currency movements in the six months ended June 30, 2025.

At June 30, 2025, the Group had cash drawings of $nil (December 31, 2024: $nil) on the Global Asset Based Loan Facility, which has a maximum cash capacity of $355 million when sufficient working capital is available to fully collateralize the facility. Working capital collateralization limited the available borrowing base to $333 million at June 30, 2025.

Fair value methodology

There has been no change to the fair value hierarchies for determining and disclosing the fair value of financial instruments.

Fair values are calculated as follows:

(i)	Senior Secured Green and Senior Green Notes – the fair value of debt securities in issue is based on valuation techniques in which all significant inputs are based on observable market data and represent Level 2 inputs.
(ii)	Global Asset Based Loan Facility, Senior Secured Term Loan and Other borrowings – the fair values of the borrowings in issue are based on valuation techniques in which all significant inputs are based on observable market data and represent Level 2 inputs.
(iii)	Cross currency interest rate swaps (“CCIRS”) – the fair value of the CCIRS are based on quoted market prices and represent Level 2 inputs.
(iv)	Commodity and foreign exchange derivatives – the fair value of these derivatives are based on quoted market prices and represent Level 2 inputs.
(v)	Earnout Shares, Private and Public Warrants – the fair values of the Earnout Shares and Private Warrants are based on valuation techniques using an unobservable volatility assumption which represents Level 3 inputs, whereas the fair value of the Public Warrants is based on an observable market price and represents a Level 1 input.
(vi)	Virtual power purchase agreement – the fair value of the embedded derivative (floor price) in the virtual power purchase agreement is based on a valuation technique using an unobservable volatility assumption which represents a Level 3 input.

Cross currency interest rate swaps

The Group hedges certain of its borrowing and interest payable thereon using CCIRS, with a net current liability position at June 30, 2025 of $46 million (December 31, 2024: $13 million).

Net investment hedges in foreign operations

The Group has designated $291 million (2024: $350 million) of its 6.000% Senior Secured Green Notes due 2027 as a net investment hedge. A gain of $41 million (2024: loss of $11 million) was recognized in relation to this hedge in the Consolidated Statement of Comprehensive Income for the six months ended June 30, 2025.

Forward foreign exchange contracts

The Group operates in a number of currencies and, accordingly, hedges a portion of its currency transaction risk. Certain forward contracts are designated as cash flow hedges for accounting purposes.

The fair values are based on Level 2 valuation techniques and observable inputs including the contract prices. The fair value of these contracts when initiated is $nil; no premium is paid or received.

Virtual Power Purchase Agreement

As part of our sustainability strategy to achieve our climate targets, the Group entered into a virtual power purchase agreement (“vPPA”) in July 2024. The renewable energy generation facility underlying the agreement is managed by the operator. The Group has no rights of determination or control over the use of the facilities. The benefit accruing from the virtual power purchase agreement is the Group receives certificates as proof of origin of electricity from renewable energies, and in return pays a quarterly financial flow to the developer if the respective spot electricity price falls below an agreed floor price.

The valuation applied a Black Scholes model, using a key data input for the risk-free rate of 2.0% (December 31, 2024: 2.1%), with an estimated volatility of 31% (December 31, 2024: 31%). The estimated fair market value at June 30, 2025 was a liability of $4 million (December 31, 2024: asset of $2 million), which has been reflected within non-current derivative financial instruments, representing the value of the certificates to be received by the Group and the option value of the agreed floor price. An increase or decrease in volatility of 5% would not result in a material change to the fair market value as at June 30, 2025.